Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,943,000.00
Total Fee Amount	1,235.03
Total Offset Amount	0.00
Net Fee	$ 1,235.03
Offering Table N/A
Offset Table N/A	N/A